Partnership Equity and Distributions - Cash Distribution (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Partnership Equity And Distribution [Line Items]
Total Cash Distribution (Millions)	$ 483	$ 482	$ 420
November 14, 2016
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.7800
Total Cash Distribution (Millions)	$ 120
August 12, 2016
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.7800
Total Cash Distribution (Millions)	$ 121
May 13, 2016
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.7800
Total Cash Distribution (Millions)	$ 121
February 12, 2016
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.7800
Total Cash Distribution (Millions)	$ 121
November 13, 2015
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.7800
Total Cash Distribution (Millions)	$ 120
August 14, 2015
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.7800
Total Cash Distribution (Millions)	$ 121
May 15, 2015
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.7800
Total Cash Distribution (Millions)	$ 121
February 13, 2015
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.7800
Total Cash Distribution (Millions)	$ 120
November 14, 2014
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.7700
Total Cash Distribution (Millions)	$ 117
August 14, 2014
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.7575
Total Cash Distribution (Millions)	$ 111
May 15, 2014
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.7450
Total Cash Distribution (Millions)	$ 106
February 14, 2014
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.7325
Total Cash Distribution (Millions)	$ 86